CONTINGENT LIABILITIES AND COMMITMENTS (Other) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum non-cancelable rental payments due 2016			$ 14
Rent expense		$ 14	$ 18
Non-refundable fee paid for patent license agreement	$ 150
Royalty percentage owed on sale of licensed product revenues		5.00%
Minimum amount of royalties owed per annum		$ 50
Finder fee percentage owed for actual conversion of Convertible Notes		6.00%